Intangible Assets - Additional Information (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	£ 2,199	£ 2,199
Patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	2,200	£ 2,200
Intangible assets, acquired	£ 100